Income Taxes (Details) - Schedule of deferred income tax assets and liabilities - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Accounts receivable	$ 4,295	$ 2,819
Inventories	4,413	3,205
Reserves and other accruals	5,903	1,271
Lease liabilities	22,203	10,746
Credits and other	2,144	4,064
Net operating losses	6,102	10,485
Gross deferred tax assets	45,060	32,590
Valuation allowance	(5,543)	(19,425)
Total deferred tax assets, net	39,517	13,165
Deferred tax liabilities:
Prepaid expenses	(798)	(598)
Other	(621)
ROU	(21,212)	(10,223)
Property and equipment	(3,219)	(693)
Long-term investment	(300)	(982)
Total deferred tax liabilities	(26,150)	(12,496)
Net deferred tax assets	$ 13,367	$ 669